Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents Disclosure [Abstract]
Cash for immediate withdrawal - in USD	$ 760	$ 1,238
Cash for immediate withdrawal - in NIS	110	247
Cash	$ 870	$ 1,485